Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. ESP (Unaudited) (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidated companies, associates, and joint ventures
Assets	$ 283,484,766		$ 280,141,090
Liabilities	188,248,347		179,888,610
Equity	95,236,419	$ 98,242,364	$ 100,252,480	$ 113,903,089
Profit (loss)	$ 8,717,774	$ 14,471,587
Interconexion Electrica S.A. E.S.P. | ATP Tower Holdings
Consolidated companies, associates, and joint ventures
Activity, associate	Telecommunications transport
Country/Domicile, associate	United States of America
Ownership Interest, associate	24.70%
Assets	$ 4,276,363
Liabilities	2,823,125
Equity	1,453,238
Profit (loss)	$ (68,415)
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica do Madeira [Member]
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
% of Ecopetrol's ownership	51.00%
Assets	$ 5,469,756
Liabilities	2,292,356
Equity	3,177,400
Profit (loss)	$ 196,142
Interconexion Electrica S.A. E.S.P. | Interligacao Electrica Garanhuns
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
% of Ecopetrol's ownership	51.00%
Assets	$ 1,157,915
Liabilities	302,574
Equity	855,341
Profit (loss)	$ 46,355
Interconexion Electrica S.A. E.S.P. | Interligacao Electrica Paraguacu
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
% of Ecopetrol's ownership	50.00%
Assets	$ 1,306,171
Liabilities	415,300
Equity	890,871
Profit (loss)	$ 61,069
Interconexion Electrica S.A. E.S.P. | Interligacao Electrica Aimores
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
% of Ecopetrol's ownership	50.00%
Assets	$ 831,490
Liabilities	282,872
Equity	548,618
Profit (loss)	$ 44,955
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Ivai
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
% of Ecopetrol's ownership	50.00%
Assets	$ 3,508,464
Liabilities	2,675,895
Equity	832,569
Profit (loss)	$ 80,123
Interconexion Electrica S.A. E.S.P. | Transmissora Alianca de Energia Eletrica
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Brazil
% of Ecopetrol's ownership	14.88%
Assets	$ 13,606,292
Liabilities	8,447,917
Equity	5,158,375
Profit (loss)	$ 590,956
Interconexion Electrica S.A. E.S.P. | Interconexion Electrica Colombia Panama-Panama
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Panama
% of Ecopetrol's ownership	50.00%
Assets	$ 21,693
Liabilities	3,534
Equity	18,159
Profit (loss)	$ (7,430)
Interconexion Electrica S.A. E.S.P. | Interconexion Electrica Colombia Panama-Colombia
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Colombia
% of Ecopetrol's ownership	1.17%
Assets	$ 264
Liabilities	1
Equity	263
Profit (loss)	$ (2)
Interconexion Electrica S.A. E.S.P. | Transnexa
Consolidated companies, associates, and joint ventures
Activity, joint venture	Telecommunications transport
Country/Domicile, joint venture	Ecuador
% of Ecopetrol's ownership	49.85%
Interconexion Electrica S.A. E.S.P. | Derivex
Consolidated companies, associates, and joint ventures
Activity, joint venture	Manage the negotiation system of operations on derivative financial instruments of electrical energy
Country/Domicile, joint venture	Colombia
% of Ecopetrol's ownership	39.88%
Assets	$ 3,025
Equity	3,025
Profit (loss)	$ (293)
Interconexion Electrica S.A. E.S.P. | Parques de Rio
Consolidated companies, associates, and joint ventures
Activity, joint venture	Roads
Country/Domicile, joint venture	Colombia
% of Ecopetrol's ownership	33.00%
Assets	$ 49
Equity	49
Profit (loss)	$ (19)
Interconexion Electrica S.A. E.S.P. | Conexion Kimal Lo Aguirre S.A.
Consolidated companies, associates, and joint ventures
Activity, joint venture	Energy transport
Country/Domicile, joint venture	Chile
% of Ecopetrol's ownership	33.33%
Assets	$ 1,124,648
Liabilities	702,382
Equity	422,266
Profit (loss)	$ (2,283)
Interconexion Electrica S.A. E.S.P. | Consorcio Electrico Yapay S.A
Consolidated companies, associates, and joint ventures
Activity, joint venture	Electric power
Country/Domicile, joint venture	Peru
% of Ecopetrol's ownership	50.00%
Assets	$ 245,054
Liabilities	249,065
Equity	(4,011)
Profit (loss)	$ (2,927)
Interconexion Electrica S.A. E.S.P. | Consorcio Transmantaro
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Peru
Ownership Interest	60.00%
Assets	$ 8,115,427
Liabilities	6,368,687
Equity	1,746,740
Profit (loss)	$ 195,072
Interconexion Electrica S.A. E.S.P. | Interligacao Electrica Evrecy
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 368,486
Liabilities	38,151
Equity	330,335
Profit (loss)	$ (10,739)
Interconexion Electrica S.A. E.S.P. | Fundo De Investimento Assis
Consolidated companies, associates, and joint ventures
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 447,909
Equity	447,909
Profit (loss)	$ 11,245
Interconexion Electrica S.A. E.S.P. | Fundo de Investimento Barra Bonita Renda Fixa Referenciado
Consolidated companies, associates, and joint ventures
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 36,782
Equity	36,782
Profit (loss)	$ 1,449
Interconexion Electrica S.A. E.S.P. | Fundo de Investimento Referenciado di Bandeirantes
Consolidated companies, associates, and joint ventures
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Ownership Interest	29.81%
Assets	$ 617,011
Equity	617,011
Profit (loss)	$ 15,057
Interconexion Electrica S.A. E.S.P. | Fundo de Investimento Xavantes Referenciado di
Consolidated companies, associates, and joint ventures
Activity	Trust - Special Purpose Entity
Country/Domicile	Brazil
Ownership Interest	24.15%
Assets	$ 802,638
Equity	802,638
Profit (loss)	$ 32,583
Interconexion Electrica S.A. E.S.P. | Interconexiones Viales
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 149
Liabilities	35
Equity	114
Profit (loss)	$ 53
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Aguapei
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 580,786
Liabilities	85,893
Equity	494,893
Profit (loss)	$ 16,961
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Biguacu
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 409,667
Liabilities	58,995
Equity	350,672
Profit (loss)	$ 30,923
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica De Minas Gerais
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 450,953
Liabilities	36,402
Equity	414,551
Profit (loss)	$ 20,009
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Itapura
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 168,222
Liabilities	18,524
Equity	149,698
Profit (loss)	$ 6,301
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Itaquere
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 499,001
Liabilities	56,129
Equity	442,872
Profit (loss)	$ 27,671
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Itaunes
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 488,299
Liabilities	62,556
Equity	425,743
Profit (loss)	$ 31,705
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Norte E Nordeste
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 431,180
Liabilities	112,065
Equity	319,115
Profit (loss)	$ 19,060
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Pinheiros
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 59,381
Liabilities	13,395
Equity	45,986
Profit (loss)	$ 2,320
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Riacho Grande
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 233,166
Liabilities	29,962
Equity	203,204
Profit (loss)	$ 2,520
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Serra Do Japi
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 367,765
Liabilities	42,364
Equity	325,401
Profit (loss)	$ 23,735
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Sul
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 196,429
Liabilities	23,781
Equity	172,648
Profit (loss)	$ 7,785
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica Tibagi
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 233,500
Liabilities	21,736
Equity	211,764
Profit (loss)	$ 14,815
Interconexion Electrica S.A. E.S.P. | Internexa
Consolidated companies, associates, and joint ventures
Activity	Information and communications technologies
Country/Domicile	Colombia
Ownership Interest	99.60%
Assets	$ 580,946
Liabilities	408,637
Equity	172,309
Profit (loss)	$ 10,759
Interconexion Electrica S.A. E.S.P. | Internexa Chile
Consolidated companies, associates, and joint ventures
Activity	Information and communications technologies
Country/Domicile	Chile
Ownership Interest	98.60%
Assets	$ 49,797
Liabilities	35,641
Equity	14,156
Profit (loss)	$ (1,463)
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica JAGUAR 6 S.A.
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 177,972
Liabilities	21,737
Equity	156,235
Profit (loss)	$ 10,198
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica JAGUAR 8 S.A
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 112,382
Liabilities	11,914
Equity	100,468
Profit (loss)	$ 1,891
Interconexion Electrica S.A. E.S.P. | Interligacao Eletrica JAGUAR 9 S.A.
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 412,067
Liabilities	38,984
Equity	373,083
Profit (loss)	$ 26,073
Interconexion Electrica S.A. E.S.P. | Internexa Participacoes
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Brazil
Ownership Interest	99.60%
Assets	$ 1,755
Liabilities	155
Equity	1,600
Profit (loss)	$ 696
Interconexion Electrica S.A. E.S.P. | Internexa Peru
Consolidated companies, associates, and joint ventures
Activity	Information and communications technologies
Country/Domicile	Peru
Ownership Interest	99.71%
Assets	$ 327,394
Liabilities	272,272
Equity	55,122
Profit (loss)	$ 6,504
Interconexion Electrica S.A. E.S.P. | ISA Bolivia
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Bolivia
Ownership Interest	100.00%
Assets	$ 86,239
Liabilities	8,561
Equity	77,678
Profit (loss)	$ 5,044
Interconexion Electrica S.A. E.S.P. | ISA Capital Do Brasil
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Brazil
Ownership Interest	100.00%
Assets	$ 5,062,971
Liabilities	148
Equity	5,062,823
Profit (loss)	$ 390,749
Interconexion Electrica S.A. E.S.P. | ISA CTEEP
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Brazil
Ownership Interest	35.82%
Assets	$ 27,794,304
Liabilities	13,737,606
Equity	14,056,698
Profit (loss)	$ 1,089,255
Interconexion Electrica S.A. E.S.P. | ISA Interchile
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 5,984,688
Liabilities	4,561,883
Equity	1,422,805
Profit (loss)	$ 27,924
Interconexion Electrica S.A. E.S.P. | ISA Intercolombia
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Colombia
Ownership Interest	100.00%
Assets	$ 449,835
Liabilities	335,018
Equity	114,817
Profit (loss)	$ 28,843
Interconexion Electrica S.A. E.S.P. | ISA Intervial Chile
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 4,510,022
Liabilities	674,176
Equity	3,835,846
Profit (loss)	$ 259,266
Interconexion Electrica S.A. E.S.P. | ISA Intervial Colombia
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Colombia
Ownership Interest	100.00%
Assets	$ 652
Equity	652
Profit (loss)	$ 13
Interconexion Electrica S.A. E.S.P. | ISA Inversiones Chile SpA
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 2,197,015
Liabilities	349,286
Equity	1,847,729
Profit (loss)	$ 29,407
Interconexion Electrica S.A. E.S.P. | ISA Inversiones Chile Vias SpA
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 3,857,162
Liabilities	12,724
Equity	3,844,438
Profit (loss)	$ 259,144
Interconexion Electrica S.A. E.S.P. | ISA Inversiones Costera Chile
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 75,543
Liabilities	193,522
Equity	(117,979)
Profit (loss)	$ (1,220)
Interconexion Electrica S.A. E.S.P. | ISA Inversiones Tolten
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 21
Liabilities	1
Equity	20
Profit (loss)	$ (7)
Interconexion Electrica S.A. E.S.P. | ISA Investimentos E Participacoes
Consolidated companies, associates, and joint ventures
Activity	Investment vehicle
Country/Domicile	Brazil
Ownership Interest	100.00%
Assets	$ 946,234
Liabilities	12,921
Equity	933,313
Profit (loss)	$ 78,002
Interconexion Electrica S.A. E.S.P. | ISA Peru
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Peru
Ownership Interest	99.98%
Assets	$ 979,638
Liabilities	772,307
Equity	207,331
Profit (loss)	$ 19,339
Interconexion Electrica S.A. E.S.P. | ISA REP
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Peru
Ownership Interest	60.00%
Assets	$ 1,784,303
Liabilities	1,312,250
Equity	472,053
Profit (loss)	$ 149,430
Interconexion Electrica S.A. E.S.P. | ISA Transelca
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Colombia
Ownership Interest	100.00%
Assets	$ 1,987,327
Liabilities	1,163,142
Equity	824,185
Profit (loss)	$ 108,748
Interconexion Electrica S.A. E.S.P. | Linear Systems RE
Consolidated companies, associates, and joint ventures
Activity	Other businesses
Country/Domicile	Bermudas
Ownership Interest	100.00%
Assets	$ 228,231
Liabilities	185,489
Equity	42,742
Profit (loss)	$ 3,848
Interconexion Electrica S.A. E.S.P. | Proyectos De Infraestructura Del Peru
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Peru
Ownership Interest	100.00%
Assets	$ 20,913
Liabilities	998
Equity	19,915
Profit (loss)	$ (686)
Interconexion Electrica S.A. E.S.P. | Ruta Costera
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Colombia
Ownership Interest	100.00%
Assets	$ 2,565,131
Liabilities	2,385,936
Equity	179,195
Profit (loss)	$ 6,183
Interconexion Electrica S.A. E.S.P. | Ruta De La Araucania
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 597,983
Liabilities	300,907
Equity	297,076
Profit (loss)	$ 18,795
Interconexion Electrica S.A. E.S.P. | Ruta De Los Rios
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	75.00%
Assets	$ 198,450
Liabilities	130,250
Equity	68,200
Profit (loss)	$ 8,929
Interconexion Electrica S.A. E.S.P. | Ruta del Bosque
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 11,000
Liabilities	1,363
Equity	9,637
Profit (loss)	$ (1,445)
Interconexion Electrica S.A. E.S.P. | Ruta del Loa
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 1,599,722
Liabilities	1,249,225
Equity	350,497
Profit (loss)	$ 35,157
Interconexion Electrica S.A. E.S.P. | Ruta del Maipo
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Chile
Ownership Interest	100.00%
Assets	$ 7,096,772
Liabilities	4,402,331
Equity	2,694,441
Profit (loss)	$ 199,754
Interconexion Electrica S.A. E.S.P. | Ruta del Maule
Consolidated companies, associates, and joint ventures
Activity	Roads
Country/Domicile	Panama
Ownership Interest	100.00%
Assets	$ 25,865
Liabilities	2,222
Equity	23,643
Profit (loss)	$ (2,222)
Interconexion Electrica S.A. E.S.P. | Sistemas Inteligentes en Red
Consolidated companies, associates, and joint ventures
Activity	Other businesses
Country/Domicile	Colombia
Ownership Interest	99.77%
Assets	$ 25,092
Liabilities	12,286
Equity	12,806
Profit (loss)	$ 1,439
Interconexion Electrica S.A. E.S.P. | XM
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Colombia
Ownership Interest	99.73%
Assets	$ 450,179
Liabilities	399,639
Equity	50,540
Profit (loss)	$ 9,307
Interconexion Electrica S.A. E.S.P. | INTERCONEXIONES DEL NORTE S.A.
Consolidated companies, associates, and joint ventures
Activity	Electric power
Country/Domicile	Colombia
Ownership Interest	100.00%
Assets	$ 65,453
Liabilities	65,586
Equity	(133)
Profit (loss)	$ (281)